Income Tax Expense - Summary of Movements in deferred Tax Balances (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets And Liabilities [line items]
initial balance	€ 83	€ 433	€ 306
Recognised in profit or loss	(575)	(350)	127
Final balance	(492)	83	433
Deferred tax assets [member]
Deferred Tax Assets And Liabilities [line items]
initial balance	1,974	2,027	2,656
Recognised in profit or loss	49	(53)	(629)
Final balance	2,023	1,974	2,027
Deferred tax liability [member]
Deferred Tax Assets And Liabilities [line items]
initial balance	(1,891)	(1,594)	(2,350)
Recognised in profit or loss	(624)	(297)	756
Final balance	€ (2,515)	€ (1,891)	€ (1,594)